Organization and summary of significant accounting policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Allowance for doubtful accounts, beginning of year	$ 9
Bad debt expense	1
Write-offs	(10)
Allowance for doubtful accounts, end of year	$ 0